Note 28 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Minority interest [Line Items]
Non-controlling interests	€ 4,059	€ 4,359
BBVA Garanti [Member]
Minority interest [Line Items]
Non-controlling interests	1,210	1,351
Peru BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	1,738	1,779
Argentina BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	735	843
Colombia BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	46	60
Venezuela BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	139	134
Other entities BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	€ 191	€ 191